LEASES (Tables)	12 Months Ended
Jun. 30, 2024
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION

Supplemental balance sheet information related to operating leases was as follows:

	As of June 30, 2024	As of June 30, 2023

Operating lease right-of-use assets, net	$16,325,988	$17,537,096

Operating lease liabilities - current	$2,352,482	$2,326,162
Operating lease liabilities - non-current	10,938,477	10,612,508
Total operating lease liabilities	$13,290,959	$12,938,670

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule of maturities of lease liabilities are as follows:

Twelve months ending June 30,
2025	$2,909,076
2026	727,460
2027	1,223,392
2028	1,035,090
2029	1,111,588
Thereafter	11,800,796
Total future minimum lease payments	18,807,402
Less: imputed interest	(5,516,443)
Total	$13,290,959